Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
American Funds Tax-Exempt Fund of New York® (Class F-3)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-3
Account Value		$ 11,901	$ 11,315	$ 11,225	$ 12,223	$ 11,558	$ 11,172	$ 10,457	$ 10,354		$ 10,000
American Funds Tax-Exempt Fund of New York® (Class F-2)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-2
Account Value		$ 12,649	12,038	11,956	13,033	12,336	11,936	11,183	11,084			$ 11,113	$ 10,377	$ 10,000
American Funds Tax-Exempt Fund of New York® (Class F-1)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-1
Account Value		$ 12,418	11,852	11,799	12,885	12,220	11,845	11,120	11,043			11,085	10,358	10,000
American Funds Tax-Exempt Fund of New York® (Class T)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class T (with sales charge)
Account Value		$ 11,418	10,857	10,770	11,731	11,097	10,729	10,048	9,951	$ 9,753
American Funds Tax-Exempt Fund of New York® (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Account Value		$ 11,703	11,158	11,102	12,214	11,668	11,394	10,776	10,780			10,907	10,279	10,000
American Funds Tax-Exempt Fund of New York® (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Account Value		$ 11,991	11,432	11,374	12,420	11,777	11,415	10,711	10,631			10,672	9,979	9,627
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Bond Index
Account Value		$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	10,000		11,075	10,356	10,000
Bloomberg New York Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg New York Municipal Index
Account Value		$ 12,651	$ 12,177	$ 12,008	$ 12,953	$ 12,475	$ 11,961	$ 11,161	$ 11,106	$ 10,000		$ 11,069	$ 10,372	$ 10,000

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.